SUMMARY OF PRINCIPAL ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2017
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES

2. SUMMARY OF PRINCIPAL ACCOUNTING POLICIES

Basis of presentation

        The accompanying condensed consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("US GAAP") and applicable rules and regulations of the Securities and Exchange Commission, regarding financial reporting, and include all normal and recurring adjustments that management of the Group considers necessary for a fair presentation of its financial position and operation results. Certain information and footnote disclosures normally included in financial statements prepared in conformity with US GAAP have been condensed or omitted pursuant to such rules and regulations. Accordingly, these statements should be read in conjunction with the Group's consolidated financial statements as of and for the year ended December 31, 2016 included in the Group's 2016 20-F.

Basis of consolidation

        The unaudited condensed consolidated financial statements include the financial statements of the Company and its majority-owned subsidiaries. All intercompany transactions and balances are eliminated on consolidation.

        The Group evaluates the need to consolidate certain variable interest entities in which equity investors do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support.

        The Group is deemed as the primary beneficiary of and consolidates variable interest entities when the Group has the power to direct the activities that most significantly impact the economic success of the entities and effectively assumes the obligation to absorb losses and has the rights to receive benefits that are potentially significant to the entities.

        The Group evaluates its business activities and arrangements with the entities that operate the manachised and franchised hotels to identify potential variable interest entities. Generally, these entities qualify for the business scope exception, therefore consolidation is not appropriate under the variable interest entity consolidation guidance.

Impairment of long-lived assets

        The Group evaluates its long-lived assets and finite lived intangibles for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. When these events occur, the Group measures impairment by comparing the carrying amount of the assets to future undiscounted net cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amount of the assets, the Group recognizes an impairment loss equal to the difference between the carrying amount and fair value of these assets.

        The Group performed a recoverability test of its long-lived assets associated with certain hotels due to the continued underperformance relative to the projected operating results, of which the carrying amount of the property and equipment exceed the future undiscounted net cash flows, and recognized an impairment loss of RMB39,615 and RMB44,439 for the six-month period ended June 30, 2016 and 2017, respectively.

        Fair value of the property and equipment was determined by the Group based on the income approach using the discounted cash flow associated with the underlying assets, which incorporated certain assumptions including projected hotels' revenue, growth rates and projected operating costs based on current economic condition, expectation of management and projected trends of current operating results.

Revenue recognition

        Revenue from leased and owned hotels is derived from hotel operations, mainly including the rental of rooms, food and beverage sales and souvenir sales. Revenue is recognized when rooms are occupied and food and beverages and souvenirs are sold.

        Revenues from manachised and franchised hotels are derived from franchise agreements where the franchisees are primarily required to pay (i) an initial one-time franchise fee, and (ii) continuing franchise fees, which mainly consist of (a) on-going management and service fees mainly based on a certain percentage of the room revenues of the franchised hotels, and (b) system maintenance, support fees and central reservation system usage fees. The one-time franchise fee is recognized when the manachised and franchised hotel opens for business, the fee becomes non-refundable, and the Group has fulfilled all its commitments and obligations, including the assistance to the franchisees in property design, leasehold improvement construction project management, systems installation and personnel recruiting and training. The ongoing management and service fees are recognized when the underlying service revenue is recognized by the franchisees' operations. The system maintenance, support fee and central reservation system usage fee is recognized over the period when services are provided.

        In addition, the Group accounts for hotel manager fees related to the manachised hotels under the franchise program as revenues. Pursuant to the franchise agreements, the Group charges the franchisees fixed hotel manager fees to cover the manachised hotel managers' payroll, social welfare benefits and certain other out-of-pocket expenses that the Group incurs on behalf of the manachised hotels. The hotel manager fee is recognized as revenue monthly. During the six-month period ended June 30, 2016 and 2017, the hotel manager fees that were recognized as revenue were RMB 155,633 and RMB176,517, respectively

        Membership fees from the Group's customer loyalty program are earned and recognized on a straight-line basis over the expected membership duration of the different membership levels. Such duration is estimated based on the Group's and management's experience and is adjusted on a periodic basis to reflect changes in membership retention. The membership duration is estimated to be two to five years which reflects the expected membership retention. Revenues recognized from the customer loyalty program were RMB70,815, and RMB77,376 for the six-month period ended June 30, 2016 and 2017, respectively.

        Other revenues are derived from activities other than the operation of hotel businesses, which mainly include revenues from Hua Zhu mall and the provision of IT products and services to hotels. Revenues from Hua Zhu mall are commissions charged from suppliers for goods sold through the platform and are recognized upon delivery of goods to end customers when its suppliers' obligation is fulfilled and collectability is reasonably assured. Revenues from IT products are recognized when goods are delivered and revenues from IT services are recognized when services are rendered.

Leases

        A lease of which substantially all the benefits and risks incidental to ownership remain with the lessor is classified as an operating lease. All leases of the Group are currently classified as operating leases. When a lease contains rent holidays or requires fixed escalations of the minimum lease payments, the Group records the total rental expense on a straight-line basis over the initial lease term and the difference between the straight-line rental expense and cash payment under the lease is recorded as deferred rent. As of December 31, 2016 and June 30, 2017, deferred rent of RMB37,648 and RMB41,595 were recorded as other current liabilities and RMB1,023,843 and RMB1,242,292 were recorded as long-term liabilities, respectively.

Fair value

        The Group defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

        The established fair value hierarchy requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument's categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The three levels of inputs may be used to measure fair value include:

        Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

        Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

        Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

        The estimated fair value of the Group's financial instruments of which the inputs used to value are classified as Level 2 and are not reported at fair value, including cash, restricted cash, loan receivables, receivables, payables and accruals, approximates their carrying value due to their short-term nature or because the interest rate approximates market rate. Cost-method investments are presented at cost unless impaired based on the result of impairment assessment, as the investees are all private entities and their fair values are not practicable to obtain without undue cost. As of December 31, 2016 and June 30, 2017, cost-method investments were RMB172,571 and RMB246,971 respectively.

        When available, the Group uses quoted market prices to determine the fair value of an asset or liability. If quoted market prices are not available, the Group measures fair value using valuation techniques that use, when possible, current market-based or independently sourced market parameters, such as interest rates.

        As of December 31, 2016 and June 30, 2017, information about inputs into the fair value measurements of the Group's assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to their initial recognition is as follows:

			Fair Value Measurements at Reporting Date Using
Date	Description	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Year Ended December 31, 2016	Long-term available-for-sale securities	247,085	204,945	42,140
Six-month Period Ended June 30, 2017	Long-term available-for-sale securities	373,163	146,633	226,530

        The following table presents the Group's assets measured at fair value on a non-recurring basis for the year ended December 31, 2016 and six-month period ended June 30, 2017:

			Fair Value Measurements at Reporting Date Using
Date	Description	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Loss for the Period
Year Ended December 31, 2016	Property and equipment	20,706			20,706	150,533
Year Ended December 31, 2016	Long-term investments	—			—	3,208
Six-month Period Ended June 30, 2017	Property and equipment	12,423			12,423	44,439

        As a result of reduced expectations of future cash flows from certain leased hotels, the Group determined that the hotels property and equipment with a carrying amount of RMB171,239 and RMB56,862 was not fully recoverable and consequently recorded an impairment charge of RMB150,533, and RMB44,439 for the year ended December 31, 2016, and the six-month period ended June 30, 2017 respectively. As a result of the impairment assessment, the Group determined that the long term investment with a carrying amount of RMB3,208 was impaired for the year ended December 31, 2016.

        Fair value of the property and equipment as well as the reporting units was determined by the Group based on the income approach using the discounted cash flow associated with the underlying assets, which incorporated certain assumptions including projected hotels' revenue, growth rates and projected operating costs based on current economic condition, expectation of management and projected trends of current operating results. As a result, the Group has determined that the majority of the inputs used to value its long-lived assets held and used and its reporting units are unobservable inputs that fall within Level 3 of the fair value hierarchy. The revenue growth rate and the discount rate were the significant unobservable input used in the fair value measurement, which are 4% and 20%, respectively, for the year ended December 31, 2016 and the six-month period ended June 30, 2017.

Translation into United States Dollars

        The financial statements of the Group are stated in RMB. Translations of amounts from RMB into United States dollars are solely for the convenience of the reader and were calculated at the rate of US$1.00 = RMB6.7793, on June 30, 2017, as set forth in H.10 statistical release of the Federal Reserve Board. The translation is not intended to imply that the RMB amounts could have been, or could be, converted, realized or settled into United States dollars at that rate on June 30, 2017, or at any other rate.

Recently issued accounting pronouncements

        In May 2017, the FASB issued ASU 2017-09, Compensation—Stock Compensation (Topic 718): "Scope of Modification Accounting". This update provides guidance about which changes to the terms or conditions of a share-based payment award require an entity to apply modification accounting in Topic 718, Compensation—Stock Compensation, to a change to the terms or conditions of a share-based payment award. The amendments affect any entity that changes the terms or conditions of a share-based payment award. The amendments are effective for fiscal years beginning after December 15, 2017. For the Group, the amendments are effective January 1, 2018. The Group has not made any changes to the terms or conditions of share-based payment awards but will refer to the guidance in ASU 2017-09 should that occur. The Group is currently evaluating the impact of this ASU on its consolidated financial statements.